INCOME TAXES	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－12 INCOME TAXES

The provision for income taxes consisted of the following:

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Current tax	-	61
Prior year tax	-	25

Income tax expense	-	86

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

INNEOVA Holdings is considered to be an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

British Virgin Islands

INNEOVA Group is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

INNEOVA Industrial, INNEOVA Automotive, Autozone (S) and INNEOVA Engineering are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on net income before income taxes for the six months ended June 30, 2026 and 2025, are as follows:

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Net income before income taxes	274	690
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	46	117
Tax effect of non-taxable income	(46)	44
Tax holiday	-	(100)
Others	-	25

Income tax expense	-	86

Malaysia

INNEOVA Malaysia is operating in Malaysia and is subject to the Malaysia tax law at the corporate tax rate at 24% on the assessable income arising in Malaysia during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on net income before income taxes for the six months ended June 30, 2026 and 2025, are as follows:

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Net loss before income taxes	(80)	(90)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(19)	(22)
Tax holiday	19	22

Income tax expense	-	-

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Deferred tax liabilities:
Accelerated tax depreciation	78	112

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2026 and December 31, 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2026 and 2025, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2026.